SEGMENT INFORMATION - SCHEDULE OF REVENUE AND LONG-LIVED ASSETS (Details) - USD ($) $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Revenue and Long-lived Assets by Geography
Revenue	$ 811,162	$ 764,102	$ 745,439	$ 819,179	$ 848,728	$ 838,561	$ 771,132	$ 772,512	$ 3,139,882	$ 3,230,933	$ 3,109,547
Long-lived assets (excluding goodwill and intangible assets)	306,248				302,817				306,248	302,817
United States
Revenue and Long-lived Assets by Geography
Revenue									2,318,976	2,376,035	2,146,189
Long-lived assets (excluding goodwill and intangible assets)	281,725				279,913				281,725	279,913
All Other Countries
Revenue and Long-lived Assets by Geography
Revenue									820,906	854,898	$ 963,358
Long-lived assets (excluding goodwill and intangible assets)	$ 24,523				$ 22,904				$ 24,523	$ 22,904